INTANGIBLE ASSET, NET (Schedule of acquired intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Indefinite-Lived [Line Items]
Acquired IPR&D	$ 872
Goodwill	186	$ 0
Intangible assets, net	1,058
Fiscal Year Maturity [Abstract]
Aggregate amortization expenses: For the year ended 31.12.2025	759
Estimated amortization expenses: For the year ended 31.12.2026	911
Estimated amortization expenses: For the year ended 31.12.2027	911
Estimated amortization expenses: For the year ended 31.12.2028	911
Estimated amortization expenses: For the year ended 31.12.2029	911
Estimated amortization expenses: For the year ended 31.12.2030	911
Unpatented Technology [Member]
Intangible Asset, Acquired, Indefinite-Lived [Line Items]
Gross carrying amount	7,292
Accumulated amortization	$ (759)